NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ 5,417	$ 2,833
Net cash provided by (used in) investing activities	(1,286)	50
Net cash used in financing activities	(2,254)	(1,139)
Net increase (decrease) in cash and equivalents	1,874	1,743
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	3,518	1,296
Net cash provided by (used in) investing activities	(971)	(539)
Net cash used in financing activities	(2,668)	(379)
Net increase (decrease) in cash and equivalents	(121)	378
Tongon
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	135	129
Net cash provided by (used in) investing activities	(8)	61
Net cash used in financing activities	(2)	(107)
Net increase (decrease) in cash and equivalents	125	83
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	497	259
Net cash provided by (used in) investing activities	(226)	(130)
Net cash used in financing activities	(189)	(80)
Net increase (decrease) in cash and equivalents	82	49
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	609	77
Net cash provided by (used in) investing activities	(181)	(63)
Net cash used in financing activities	(270)	(30)
Net increase (decrease) in cash and equivalents	158	(16)
Pueblo Viejo
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	820	504
Net cash provided by (used in) investing activities	(223)	(107)
Net cash used in financing activities	(651)	(397)
Net increase (decrease) in cash and equivalents	$ (54)	$ 0